Summary of Significant Accounting Policies (Details Narrative) - USD ($)		1 Months Ended			3 Months Ended		9 Months Ended			12 Months Ended
	Aug. 31, 2023	Dec. 31, 2023	Apr. 30, 2023	Jan. 31, 2023	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Sep. 30, 2023	Jun. 30, 2023	Sep. 30, 2023	Sep. 30, 2022
Property, Plant and Equipment [Line Items]
Incentive tax receivable, description							The cash refund is available to eligible companies with annual aggregate revenues of less than $20.0 million (Australian) during the reimbursable period			The cash refund is available to eligible companies with annual aggregate revenues of less than $20.0 million (Australian) during the reimbursable period.
Incentive tax receivable					$ 519,610		$ 519,610	$ 786,574		$ 786,574	$ 717,305
Cash refund (payment) related to tax incentive program					100,000	$ (300,000)	500,000		$ 800,000
Proceeds from income tax refunds		$ 800,000		$ 1,100,000
Other income							$ 4,327,946
Reverse stock split	1-for-22 reverse stock split
Warrant, shares					10,128,103		10,128,103
Impairment charges										0	0
Expected net cash refund								800,000		800,000	800,000
Cash paid to government			$ 200,000
2022 Sales Agreement [Member]
Property, Plant and Equipment [Line Items]
Deferred offering costs											100,000
October Offering [Member]
Property, Plant and Equipment [Line Items]
Deferred offering costs								$ 49,988		49,988
Prefunded Warrant [Member] | October Offering [Member]
Property, Plant and Equipment [Line Items]
Warrants to purchase					797,500		797,500
Exercise price					$ 0.0001		$ 0.0001
Warrant, shares					1,500,000		1,500,000
Series B Warrant [Member]
Property, Plant and Equipment [Line Items]
Warrants to purchase						137			137
Exercise price						$ 0.0308			$ 0.0308
Minimum [Member]
Property, Plant and Equipment [Line Items]
Research and development credits tax benefits							80.00%
Research and Development Tax Incentive Program [Member]
Property, Plant and Equipment [Line Items]
Incentive tax receivable					$ 500,000		$ 500,000
Expected net cash refund										$ 800,000	$ 800,000